Credit related commitments and contingent liabilities	6 Months Ended
Jun. 30, 2022
Credit related Commitments and Contingent Liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]	Credit related commitments and contingent liabilities Lending commitments and lending related contingent liabilities In the normal course of business the Group regularly enters into irrevocable lending commitments, including fronting commitments as well as contingent liabilities consisting of financial and performance guarantees, standby letters of credit and indemnity agreements on behalf of its customers. Under these contracts the Group is required to perform under an obligation agreement or to make payments to the beneficiary based on third party’s failure to meet its obligations. For these instruments it is not known to the Group in detail if, when and to what extent claims will be made. In the event that the Group has to pay out cash in respect of its fronting commitments, the Group would immediately seek reimbursement from the other syndicate lenders. The Group considers all the above instruments in monitoring the credit exposure and may require collateral to mitigate inherent credit risk. If the credit risk monitoring provides sufficient perception about a loss from an expected claim, a provision is established and recorded on the balance sheet. The following table shows the Group’s revocable lending commitments, irrevocable lending commitments and lending related contingent liabilities without considering collateral or provisions. It shows the maximum potential utilization of the Group in case all these liabilities entered into must be fulfilled. The table therefore does not show the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral. in € m. Jun 30, 2022 Dec 31, 2021 Irrevocable lending commitments 195,566 177,334 Revocable lending commitments 47,977 49,798 Contingent liabilities 64,899 59,394 Total 308,442 286,525 Other commitments and other contingent liabilities The following table shows the Group’s other irrevocable commitments and other contingent liabilities without considering collateral or provisions. It shows the maximum potential utilization of the Group in case all these liabilities entered into must be fulfilled. The table therefore does not show the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral. in € m. Jun 30, 2022 Dec 31, 2021 Other commitments 125 163 Other contingent liabilities 75 77 Total 200 240 Irrevocable payment commitments with regard to levies Irrevocable payment commitments related to bank levy according to Bank Recovery and Resolution Directive (BRRD), the Single Resolution Fund (SRF) and to the German deposit protection schemes amounted to € 1,198.2 million as of June 30, 2022 and to € 1,078.8 million as of December 31, 2021.